Consolidated Balance Sheets		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 1,352,635	$ 10,550,555	$ 1,724,167
Accounts receivable, net		2,339,471	18,247,872	8,441,915
Prepaid expenses and other current assets		416,066	3,245,314	458,319
Income tax receivable		41,859	326,500
Total current assets		4,150,031	32,370,241	10,624,401
Property and equipment, net		117,667	917,802	574,398
Right-of-use assets, net		751,418	5,861,057	886,834
Goodwill		8,912,437	69,517,007
Intangible assets, net		3,984,780	31,081,283
Financial asset - contingent consideration asset		215,385	1,680,000
Deferred offering costs				5,684,052
Total non-current assets		13,981,687	109,057,149	7,145,284
Total assets		18,131,718	141,427,390	17,769,685
Current liabilities
Accounts payable		494,205	3,854,800	871,868
Accrued expenses and other current liabilities		666,164	5,196,071	597,772
Short-term bank loans				3,500,000
Short-term lease liabilities		241,310	1,882,220	895,765
Income tax payable				1,125,083
Total current liabilities		1,401,679	10,933,091	6,990,488
Long-term lease liabilities		510,107	3,978,837
Deferred tax liabilities		657,489	5,128,412
Total non-current liabilities		1,167,596	9,107,249
Total liabilities		2,569,275	20,040,340	6,990,488
Commitment and contingencies
Shareholders’ Equity:
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 13,500,000 shares and 34,362,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively*	[1]	3,436	26,802	10,530
Additional paid-in capital		13,563,702	105,796,873	6,999,757
Retained earnings (accumulated deficit)		(533,938)	(4,164,717)	3,768,910
Total equity attributable to equity holders of the Company		13,033,200	101,658,958	10,779,197
Non-controlling interests		2,529,243	19,728,092
Total shareholders' equity		15,562,443	121,387,050	10,779,197
Total liabilities and shareholders' equity		$ 18,131,718	$ 141,427,390	$ 17,769,685

[1]	Gives retroactive effect to reflect the reorganization in August 2024.